Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of reconciliation of changes in intangible assets

				2024
	Goodwill (i)	Rights to use natural resources	Other	Total
Balance at the beginning of the year
Cost	630,787	1,859,147	53,865	2,543,799
Accumulated amortization and impairment	(323,675)	(1,279,596)	(31,249)	(1,634,520)
Balance at the beginning of the year	307,112	579,551	22,616	909,279
Additions	-	-	5,748	5,748
Disposals and write-offs	-	(226)	(116)	(342)
Amortization	-	(65,710)	(2,435)	(68,145)
Impairment reversal of long-lived assets – note 31	-	9,534	-	9,534
Foreign exchange effects	(1,715)	(15,433)	(5,152)	(22,300)
Transfers	-	(225)	1,138	913
Balance at the end of the year	305,397	507,491	21,799	834,687
Cost	316,087	1,810,609	49,896	2,176,592
Accumulated amortization and impairment	(10,690)	(1,303,118)	(28,097)	(1,341,905)
Balance at the end of the year	305,397	507,491	21,799	834,687

Average annual depreciation rates %	-	UoP	5

				2023
	Goodwill (i)	Rights to use natural resources	Other	Total
Balance at the beginning of the year
Cost	611,909	1,855,014	65,246	2,532,169
Accumulated amortization and impairment	(267,342)	(1,207,596)	(40,304)	(1,515,242)
Balance at the beginning of the year	344,567	647,418	24,942	1,016,927
Additions	-	-	3,087	3,087
Amortization	-	(71,488)	(3,041)	(74,529)
Impairment (loss) reversal of long-lived assets – note 31	(42,660)	-	(27)	(42,687)
Foreign exchange effects	346	3,489	1,727	5,562
Transfers	4,859	132	(4,072)	919
Balance at the end of the year	307,112	579,551	22,616	909,279
Cost	630,787	1,859,147	53,865	2,543,799
Accumulated amortization and impairment	(323,675)	(1,279,596)	(31,249)	(1,634,520)
Balance at the end of the year	307,112	579,551	22,616	909,279

Average annual depreciation rates %	-	UoP	5

(i) As of December 31, 2024, the Company’s recognized goodwill balances were as follows: USD 95,087 (2023 - USD 95,717) allocated to Cajamarquilla CGU, USD 3,887 (2023 - USD 4,972) allocated to Juiz de Fora, and USD 206,423 (2023 - USD 206,423) allocated to the Mining Peru group of CGUs. In 2024, the recoverability of goodwill was tested, as explained in note 31.